Related Party Transactions - Schedule of Award Issued under the Omnibus Plan (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions - Schedule of Award Issued under the Omnibus Plan (Details) [Line Items]
DSUs issued to certain members of the Board of Directors	$ 77,252	$ 78,040	$ 46,576
RSUs to key management personnel, which vest over a three-year period	414,540	464,834	230,048
PSUs to key management personnel, which include both a time and performance condition on vesting	410,888	281,683	140,583
Stock options to key management personnel		$ 550,519	$ 285,149